Retirement plan	12 Months Ended
Dec. 31, 2016
Retirement Benefits [Abstract]
Retirement plan

12. Retirement plan

The Company has a savings and retirement plan for its US employees that qualifies under Section 401(k) of the Internal Revenue Code. The plan covers substantially all employees and provides for voluntary contributions by participating employees up to the maximum contribution allowed under the Internal Revenue Code. Contributions by the Company can be made, as determined by the Board of Directors, provided the amount does not exceed the maximum permitted by the Internal Revenue Code. Company contributions made and expensed in operations in connection with the plan during the year ended December 31, 2016, amounted to $33,422 (2015: $29,931; 2014: $24,018).

The Company also has a Registered Retirement Savings Plan for its Canadian employees. Company contributions made and expensed in operations in connection with the plan during the year ended December 31, 2016, amounted to $21,777 (2015: $16,274; 2014: $16,566).